Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Dear Shareholder:

2001 was a very difficult year for America. The tragic event of September 11th has put our country in emotional and economical shock. Weak corporate spending already had the market under significant pressures before September 11th and it showed in the major indices like NASDAQ, which dropped over 19% for the year. For the twelve months period of January 1, 2001 to December 31, 2001, the Adhia Twenty Fund posted a loss of 3.08% compared to a 13.04% loss on the Standard and Poor's 500. Our value driven approach has allowed us to beat the major indices for the third consecutive year.

There were only two names worth mention as gainers for the current period. Our position in Xerox appreciated over 31% in a short period of time. This US Corporate giant had faced tough Japanese competition in the copier market. However, over the last few quarters, new management improved the product offering, streamlined operations, and reduced debt. We believe Xerox is in the process of turning around financially and operationally. The market agreed and our research has paid off handsomely so far. Similarly, we found another value in the biotechnology innovator Immunex in March 2001. The market battered this drug research company because of disappointment in short-term prospects. This was an attractive buy under our research model. We closed our position in Immunex at a reward of 59.2% in a short period.

We have closed many of our investment position in telecommunication stocks at substantial losses. Lucent and AT&T were sold at loss of 52.7% and 35.1% losses, respectively. Our position in Corning, a fiber optic wire manufacturer, has also mounted losses of over 66% in a short period. Heavily leveraged balance sheets and overbuilding in the telecom sector has created a survival questions for most of the companies in the telecommunications industry. Additionally, our position in Watson Pharmaceutical lost more than 31% in a short period of time. Management of this generic drug company is shifting its focus from its profitable generic drug business to the highly speculative research & development of new drugs. The Market responded to this uncertainty, and chopped the price of the stock by over 40% in a short period. We have closed our position in Watson.

Outlook for the next year 2002:

The Federal Reserve's effort in boosting the economy by lowering interest rate has allowed the recession to be at a moderate level. However, recovery in stock market will be curtailed due to corporate accounting fraud at Enron. The collapse of Enron has dropped investor confidence in the quality of corporate earnings. Adding fuel to this crisis are recent bankruptcies and credit crunches in the telecommunication industry. Considering all these factors, we believe that earnings at most US corporations will drop in 2002, making it a tough year for the market. For 2002, we are predicting NASDAQ will lose around 20% and S&P will lose about 10%. This downturn will provide great buying opportunities in many of our favorite sectors including Biotechnology, Pharmaceutical, and Semiconductors. We will continue to search for value in the market. We appreciate your confidence over the past twelve months, and look forward to your continued participation in Adhia Twenty Fund.

/S/ Hitesh P. Adhia
President

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Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report


Independent Auditor's Report


The Board of Directors and Shareholders
Adhia Funds, Inc.
Adhia Twenty Fund Portfolio


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Adhia Funds, Inc. - Adhia Twenty Fund Portfolio, as of December 31, 2001 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adhia Funds Inc. - Adhia Twenty Portfolio as of December 31, 2001, the results of its operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



Alan K. Geer, P.A., CPA's

Tampa, Florida
February 22, 2002
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Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Statement of Assets and Liabilities
as of December 31, 2001


ASSETS:
	Investment in Securities	           $        775,819.00
	Cash at Fidelity Reserve                            875,754.17
	Prepaid Insurance	                                817.00
----------------------------------------------------------------------
	Total Assets                 	                $ 1,652,390.17
----------------------------------------------------------------------

LIABILITIES:
	Accrued Expenses		                     15,251.00


	Total Liabilities                	             15,251.00

NET ASSETS:
	Net Assets (equivalent to $10.91 per share
		based on 150,127.110 shares of
		capital stock outstanding) (Note V)       1,637,139.17

----------------------------------------------------------------------
		Total Liabilities and Net Assets	$ 1,652,390.17
----------------------------------------------------------------------


CALCULATION OF NET ASSETS
	Offering and Redemption Price Per Share
	($1,637,139.17 / 150,127.110 Shares Outstanding)       $10.91









The accompanying notes are an integral part of these financial statements.

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Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report
Statement of Operations
For the Twelve Months Ended December 31, 2001



INVESTMENT INCOME:
	Dividends			$ 17,344.87
	Interest	                  26,700.63

		Total Income	                 	$44,045.50


EXPENSES:
	Director Fees			  1,500.00
	Licenses and Permits         	    615.00
	Transfer Agent Services		 11,247.75
	Professional Fees	      	  2,000.00
	Other Expenses		          2,820.75
	Management Fees		         17,032.05

	Operating Expenses             $ 35,215.55

	Less: Waiver of Management Fees  (4,164.00)

	Total Expenses   	         		$31,051.55
----------------------------------------------------------------------

INVESTMENT INCOME/(LOSS) - NET	                         12,993.95

NET REALIZED GAIN ON INVESTMENTS        ( 8,171.13)

CHANGE IN UNREALIZEDAPPRECIATION
	OF INVESTMENTS FOR THE YEAR     (65,775.73)

NET GAIN ON INVESTMENTS			               (73,946.86)
----------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
	RESULTING FROM OPERATIONS	             ($60,952.91)

----------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

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Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report

Statement of Changes in Net Assets
For the Year Ended December 31, 2001



					   2001		      2000


FROM OPERATIONS:

	Investment Income (Loss) - Net	$12,993.95   	     $3,591.49
	Net Realized Gain (Loss) on
		Investments 		 (8,171.13)   	      6,207.17
	Change in Unrealized
	Appreciation on Investments	(65,775.73) 	    (39,420.76)

	Net Increase (Decrease) in Net
		Assets Resulting from
		Operations	        (60,952.91) 	    (29,622.10)

PROCEEDS FROM SHARES ISSUED             132,603.65	   1,472,073.22

PAYMENTS TO REDEEM SHARES              (150,465.00)	    (38,986.64)

TOTAL INCREASE		                (78,814.26)	   1,403,464.48

NET ASSETS AT THE BEGINNING OF
	THE PERIOD                     1,715,953.43          312,488.95

----------------------------------------------------------------------

NET ASSETS AT THE END OF THE PERIOD   $1,637,139.17       $1,715,953.43

----------------------------------------------------------------------














The accompanying notes are an integral part of these financial statements.


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Adhia Funds, Inc.
Adhia Twenty Fund - Annual Report


Investments in Securities
    as of December 31, 2001

		Security		Shares  Cost Basis	Market Value
Common Stocks
	2.2%	Banking
		JP MORGAN CHASE		1000  $ 44,214.95       $  36,350.00
	2.4%	Diversified
		GENERAL ELECTRIC	1000	 39,764.95	    40,080.00
	3.0%	Telephone & Communication Equipment
		CORNING			3000	 80,144.85	     26,760.00
		ADC TELECOM		5000	 21,842.47	     23,000.00
	5.2%	Semiconductor Manufacturing
		ATMEL CORP		6500	 57,779.95	     47,905.00
		MOTOROLA		2500	 54,904.90	     37,550.00
	3.8%	Computer Systems
		SUN MICROSYSTEMS UNC	5000	 74,589.80	      61,500.00
	5.1%	Office Equipment
		XEROX CORP		8000	 57,554.95	      83,360.00
	0.7%	Health Care- Biotech
		AMGEN INC COM		 200	  6,114.95	      11,288.00
        6.2% 	Health Care - Pharmaceutical
		BRISTOL MYERS SQUIBB CO	1,000	  52,714.95	      51,000.00
		PHARMACIA CORP		1,000	  44,374.95	      42,650.00
		PFIZER INC	          200	   6,714.95	       7,970.00
	5.6%	Retail
		CVS CORP	         2000	 69,580.00	      59,200.00
		K MART CORP		 6000	 35,094.95	      32,760.00
	5.7%	Chemical and Industrial
		DUPONT E I DE NEMOURS CO 1600	 68,394.85	      68,016.00
		GREAT LAKE CHEMICALS	 1000	 23,174.95	      24,280.00
	3.7%	Consumer Products
		KIMBERLY CLARK CORP	 1000	 55,514.95	      59,800.00
	3.0%  	Entertainment
		ROYAL CARIBBEAN CRUISES	 3000	 56,304.95	      48,600.00
	0.8%  	Apparel Industry
		TOMMY HILFIGER CORP COM  1000     7,017.47            13,750.00

47.4%	Total Common Stocks		       $855,798.74          $775,819.00
-------------------------------------------------------------------------------
Total Investment in Securities	               $855,798.74          $775,819.00
-------------------------------------------------------------------------------
53.5%	Total Bank / Fidelity Cash Reserve     $875,754.17          $875,754.17

-0.9%	          Other Assets (Liabilities) Net                    (14,434.00)

===============================================================================
100%		Net Assets	         $1,731,552.91            $1,637,139.17
===============================================================================


The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

I	Significant Accounting Policies:

The following is a summary of significant accounting polices of the Adhia Twenty Fund (the "Fund"), a portfolio of the Adhia Funds, Inc. (the "Company") which is an open-end non-diversified management investment company registered under\ the Investment Company Act of 1940 (the "1940 Act"). The Company was\ incorporated under the laws of Maryland on January 27, 1998, and the Registration was effective January 1, 1999. The Fund's investment objective is to seek capital appreciation through investment in an average of approximately twenty different stocks.

(a) Each security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments are valued at amortized costs, which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the schedule of investments, are substantially the same for Federal income tax purposes.

(b) Net realized gains and losses on common stock are computed on the identified cost basis.

(c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all of the Company's net investment taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to a regulated investment company.

(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

(f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

(g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

II      Fund Advisor:

The Fund has an agreement with Adhia Investment Advisors, Inc. (the "Advisor"), with whom certain officers and directors of Adhia Funds, Inc. are affiliated, to furnish investment advisory services to the Fund.


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Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.
Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 2 1/2% of average net assets, which is the lowest limitation imposed by state securities administrators, the Advisor will reimburse the Fund for the amount of such excess. For the period ended December 31, 2001, the Advisor waived advisory fees in the amount of $4,164.

III     Organization Costs:
Organizational costs and initial registration expenses are paid by the sponsor and Advisor Adhia Investment Advisors, Inc.

IV. 	Investment Transactions:
For the period ended December 31, 2001, purchases and proceeds of sales of investment securities were $1,982,950.90 and $1,683,694.56, respectively, for common stock.

V.	Capital Stock:
Capital stock is composed of common stock 10,000,000 shares authorized and 150,127.11 issued at $.0001 par value. Net assets are composed of capital stocks investment plus accumulated net investment income, plus accumulated realized gain on investments, plus change in unrealized appreciation of investments net of distributions to stockholders.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period are as follows:

					2001	2000	1999     1998

Net assets value at beginning of year	$11.33 $11.61  $9.70   $10.00

Income/ loss from operations:

Net investment income (loss) (a)         0.06     .95  (2.26)    (.01)
Net realized gain (loss) (b)             (.05)    .23   1.74     (.03)
Net unrealized gain (loss) (b)          (0.43)  (1.46)  2.43     (.26)
Net assets value at end of year (c)    $10.91   $11.33 $11.61   $9.70



(a) This amount has been adjusted for changes in the average number of shares outstanding throughout the period.
(b) Computed using the number of shares outstanding at the beginning of the period; 151,428.745, 26,909.21, 11,577.58 and 11,500 shares for 2001, 2000,
1999 and 1998 respectively.
(c) Computed using the number of shares outstanding at the end of the period; 150,127.11, 151,428.74, 26,909.21, and 11,577.58 for 2001, 2000, 1999 and 1998
respectively.



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Management Office
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813) 289-8849


Board of Directors
Hitesh (John) P. Adhia
Dr. Thomas L. Wheelen
Pravin D. Patel
Anil D. Amlani


Investment Advisors
Adhia Investment Advisors, Inc.
1408 N. Westshore Blvd., Suite 611
Tampa, FL  33607
Phone: (813) 289-8440
Fax: (813)289-8849


Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204-1806
Phone: (800) 627-8172
Fax:   (317) 266-6756


Independent Auditors
Alan K. Geer, P.A., CPA's
7401 D Temple Terrace Highway
Temple Terrace, FL 33637

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